Factoring Payable (Details) - USD ($)			6 Months Ended	12 Months Ended
	Oct. 13, 2023	Jun. 21, 2023	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 11, 2024	Dec. 20, 2023	Nov. 08, 2023	Jun. 28, 2023
Factoring Payable (Details) [Line Items]
Interest rate			0.00%	0.00%
Period over which amount is to be collected by purchaser weekly			0 years	0 years
Factoring payable					$ 179,007
Future Receipts Sale Agreement 1 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold		$ 299,000							$ 140,000
Net purchase price		207,639							100,000
Amount to be collected by purchaser weekly		7,475							5,000
Prior settlement		161,268		$ 161,268
Fixed settlement		$ 50,000		50,000
Factoring payable					59,527
Future Receipts Sale Agreement 3 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold	$ 186,250
Net purchase price	125,000
Amount to be collected by purchaser weekly	1,552
Fixed settlement	50,000			50,000
Factoring payable				$ 0	85,166
Future Receipts Sale Agreement 2 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold									140,000
Net purchase price									100,000
Amount to be collected by purchaser weekly									$ 5,000
Factoring payable					$ 34,314
Future Receipts Sale Agreement 4 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold	108,000
Net purchase price	75,000
Amount to be collected by purchaser daily	$ 697
Future Receipts Sale Agreement 5 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold								$ 111,000
Net purchase price								75,000
Amount to be collected by purchaser daily								$ 1,387
Future Receipts Sale Agreement 6 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold							$ 228,000
Net purchase price							150,000
Amount to be collected by purchaser daily							$ 1,499
Future Receipts Sale Agreement 7 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold						$ 53,200
Net purchase price						31,500
Amount to be collected by purchaser weekly						2,500
Balloon collection						$ 23,200